Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Grant Thornton Audit and Accounting Limited (Dubai Branch)
Auditor Firm ID	3211
Auditor Location	Dubai, United Arab Emirates
Auditor Opinion [Text Block]

Opinion on the financial statements

We have audited the accompanying consolidated statements of financial position of Anghami Inc. (the “Company”) and its subsidiaries (together the “Group”) as of December 31, 2025 and 2024, the related consolidated statements of comprehensive loss, changes in shareholders’ equity, and cash flows for each of the three years in the year ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the year ended December 31, 2025, in conformity with International Financial Reporting Standards (“IFRS”), as issued by International Accounting Standards Board.